Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 190,628	$ 102,702	$ 376,765
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	9,713	7,147	11,215
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	3,384	3,301	4,017
Profuturo Administradora de fondos de Pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	2,565	2,839	5,145
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	3,193	2,037	3,522
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	108	550	1,854
Millicom Tigo Panam, S.A. [Member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	568	703	1,396
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	170	236	309
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	102	146	240
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	31	31	108
Televisora Nacional, S.A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	0	13	0
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (1,546)	$ (2,657)	$ (4,181)